Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Columbia Capital Allocation Moderate Conservative Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		2.85%	2.64%	3.75%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		7.26%	3.07%	3.58%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		9.37%	4.12%	4.62%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		8.84%	3.59%	4.11%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		8.33%	6.04%	6.64%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		13.18%	6.53%	6.48%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		15.31%	7.58%	7.53%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		15.37%	7.68%	7.65%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		14.70%	7.06%	7.01%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	15.05%	7.32%	7.28%
Without Sales Load [Member] | Columbia Capital Allocation Moderate Conservative Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		9.13%	3.86%	4.37%
Without Sales Load [Member] | Columbia Capital Allocation Moderate Conservative Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		8.26%	3.07%	3.58%
Without Sales Load [Member] | Columbia Capital Allocation Moderate Aggressive Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		14.97%	7.30%	7.27%
Without Sales Load [Member] | Columbia Capital Allocation Moderate Aggressive Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		14.18%	6.53%	6.48%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		26.32%	14.60%	13.21%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	(0.60%)	1.19%
Blended Benchmark 55 Point 5 Percent Bloomberg U S Aggregate Bond Index 26 Percent Russell 3000 Index 9 Percent MSCI EAFE Index Net 5 Percent FTSE 3 Month U S Treasury Bill Index and 45 Percent Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index
Average Annual Return, Percent		9.16%	4.50%	5.08%
Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)
Average Annual Return, Percent		15.43%	8.29%	8.15%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		26.32%	14.60%	13.21%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.